Accounting policies - Narrative (Details) $ in Millions	12 Months Ended
Jul. 31, 2021 USD ($)
Trade receivables
Disclosure of financial assets [line items]
Expected credit loss rate	100.00%
Loss allowance, period past due	180 days
Pounds sterling
Disclosure of financial assets [line items]
Reserve of exchange differences on translation	$ 213
U.S. dollars
Disclosure of financial assets [line items]
Reserve of exchange differences on translation	181
Other currencies
Disclosure of financial assets [line items]
Reserve of exchange differences on translation	$ 4